Intangible Assets/Liabilities Other Than Goodwill	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS/LIABILITIES OTHER THAN GOODWILL [Abstract]
INTANGIBLE ASSETS/LIABILITIES OTHER THAN GOODWILL

NOTE 8: INTANGIBLE ASSETS OTHER THAN GOODWILL

Net Book Value of Intangible Assets other than Goodwill as at December 31, 2020

	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2020
Trade name	$90,000	$(43,175)	$46,825
Port terminal operating rights	53,152	(13,835)	39,317
Customer relationships	35,490	(23,069)	12,421
Total Intangible assets	$178,642	$(80,079)	$98,563

Net Book Value of Intangible Assets other than Goodwill as at December 31, 2019

	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2019
Trade name	$90,000	$(40,357)	$49,643
Port terminal operating rights	53,152	(12,837)	40,315
Customer relationships	35,490	(21,294)	14,196
Favorable lease terms – Navios Containers	31,342	(16,855)	14,487
Navios Containers deconsolidation	(31,342)	16,855	(14,487)
Total Intangible assets	$178,642	$(74,488)	$104,154

Amortization expense and write offs for the years ended December 31, 2020, 2019 and 2018 were as follows:

	Amortization Expense and Write Offs Year Ended December 31, 2020	Amortization Expense and Write Offs Year Ended December 31, 2019	Amortization Expense and Write Offs Year Ended December 31, 2018
Trade name	$2,818	$2,811	$2,811
Port terminal operating rights	998	999	950
Customer relationships	1,775	1,774	1,774
Total	$5,591	$5,584	$5,535

The remaining aggregate amortization of acquired intangibles as of December 31, 2020 was as follows:

Description	Within one year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Trade name	$2,811	$2,811	$2,811	$2,818	$2,811	$32,763	$46,825
Port terminal operating rights	995	995	995	995	995	34,342	39,317
Customer relationships	1,775	1,775	1,775	1,775	1,775	3,546	12,421
Total amortization	$5,581	$5,581	$5,581	$5,588	$5,581	$70,651	$98,563